UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04710

The Asia Pacific Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

973-367-7521

(Registrant’s telephone number, including area code)

Date of fiscal year end: 3/31/2014

Date of reporting period: 6/30/2013

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Schedule of Investments

June 30, 2013

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—95.3%
EQUITIES

CHINA (INCLUDING HONG KONG SAR)—33.7%
946,800	AIA Group Ltd.	$4,010,080
	(Diversified Financials)
66,000	Cheung Kong Holdings Ltd.	895,198
	(Real Estate-Developers)
3,394,000	China Construction Bank Corp. (Class “H” Shares)	2,402,390
	(Banking)
614,000	China Resources Land Ltd.	1,678,277
	(Real Estate-Developers)
858,000	China State Construction International	1,336,330
	(Industrials)
1,776,000	First Pacific Co. Ltd.	1,902,845
	(Diversified Financials)
1,739,000	Foxconn International Holdings Ltd.*	950,659
	(Telecommunication Services)
6,297,000	GCL-Poly Energy Holdings Ltd.	1,355,844
	(Semiconductors & Semiconductor Equipment)
1,590,000	Goodbaby International Holdings Ltd.	631,404
	(Consumer Discretionary)
4,662,000	Guodian Technology & Environment Group Co. Ltd. (Class “H” Shares)	1,418,547
	(Technology Hardware & Equipment)
108,800	HSBC Holdings PLC	1,139,755
	(Banking)
5,546,000	Industrial & Commercial Bank of China Ltd. (Class “H” Shares)	3,496,618
	(Banking)
78,500	Jardine Strategic Holdings Ltd.	2,849,550
	(Industrials)
145,000	Link REIT (The)	713,217
	(Real Estate Investment Trusts)
262,000	Melco International Development Ltd.	495,216
	(Consumer Discretionary)
180,000	Power Assets Holdings Ltd.	1,552,594
	(Utilities)
418,000	Sands China Ltd.	1,969,804
	(Consumer Discretionary)
506,500	Shimao Property Holdings Ltd.	1,005,680
	(Real Estate-Developers)
2,748,000	Sino Biopharmaceutical	1,782,149
	(Health Care)
4,780,000	Sinopec Shanghai Petrochemical Co. Ltd. (Class “H” Shares)	1,602,362
	(Materials)
87,800	Tencent Holdings Ltd.	3,443,603
	(Software & Services)
273,000	Wharf Holdings Ltd.	2,294,931
	(Real Estate-Developers)

		38,927,053

INDIA—8.5%
71,539	Axis Bank Ltd.	1,595,347
	(Banking)
29,375	Dr. Reddy’s Laboratories Ltd.	1,096,823
	(Health Care)
123,016	HDFC Bank Ltd.	1,385,935
	(Banking)
93,962	Housing Development Finance Corp.	1,389,942
	(Banking)
94,567	ICICI Bank Ltd.	1,703,956
	(Banking)
18,597	Infosys Ltd.	782,013
	(Software & Services)
196,772	Tata Motors Ltd.	931,459
	(Consumer Discretionary)

234,071	Zee Entertainment Enterprises Ltd.	929,785
	(Consumer Discretionary)

		9,815,260

INDONESIA—4.7%
14,161,000	PT Ace Hardware Indonesia Tbk	1,055,833
	(Consumer Discretionary)
13,595,454	PT Kalbe Farma Tbk	1,972,539
	(Health Care)
5,633,000	PT Lippo Karawaci Tbk	862,686
	(Real Estate-Developers)
450,000	PT Matahari Department Store Tbk*	525,945
	(Consumer Discretionary)
920,000	PT Telekomunikasi Indonesia Persero Tbk	1,042,821
	(Telecommunication Services)

		5,459,824

MALAYSIA—3.7%
676,700	CIMB Group Holdings Bhd	1,773,406
	(Banking)
380,300	Malayan Banking Bhd	1,251,818
	(Banking)
1,216,700	UEM Sunrise Bhd	1,201,489
	(Real Estate-Developers)

		4,226,713

PHILIPPINES—2.1%
2,076,000	Alliance Global Group, Inc.	1,124,500
	(Industrials)
154,830	Jollibee Foods Corp.	530,436
	(Consumer Discretionary)
3,800,500	Melco Crown Philippines Resorts Corp.*	730,189
	(Consumer Discretionary)

		2,385,125

SINGAPORE—3.5%
659,000	CapitaLand Ltd.	1,601,357
	(Real Estate-Developers)
799,642	Keppel REIT	816,991
	(Real Estate Investment Trusts)
104,000	United Overseas Bank Ltd.	1,629,539
	(Banking)

		4,047,887

SOUTH KOREA—17.9%
88,079	Kia Motors Corp.	4,789,375
	(Consumer Discretionary)
3,802	Korea Zinc Co. Ltd.	922,161
	(Materials)
29,952	LG Corp.	1,665,384
	(Consumer Discretionary)
29,867	LG Electronics Inc.	1,909,103
	(Consumer Discretionary)
1,941	Orion Corp.	1,619,695
	(Consumer Discretionary)
6,351	Samsung Electronics Co. Ltd.	7,462,933
	(Semiconductors & Semiconductor Equipment)
86,030	SK Hynix, Inc.*	2,350,279
	(Semiconductors & Semiconductor Equipment)

		20,718,930

SRI LANKA—1.0%
750,258	Sampath Bank PLC	1,179,470
	(Banking)

TAIWAN—16.9%
363,000	Catcher Technology Co. Ltd.	1,889,426
	(Technology Hardware & Equipment)
843,000	Cathay Financial Holding Co. Ltd.	1,150,402
	(Insurance)
191,000	Cheng Shin Rubber Industry Co. Ltd.	602,869
	(Consumer Discretionary)

2,122,000	China Development Financial Holding Corp.*	596,151
	(Banking)
133,000	Delta Electronics, Inc.	605,736
	(Technology Hardware & Equipment)
87,000	Giant Manufacturing Co. Ltd.	597,978
	(Consumer Discretionary)
99,000	HTC Corp.	789,463
	(Technology Hardware & Equipment)
539,000	Kinsus Interconnect Technology Corp.	2,050,182
	(Semiconductors & Semiconductor Equipment)
37,000	Largan Precision Co. Ltd.	1,185,146
	(Technology Hardware & Equipment)
78,670	MediaTek, Inc.	914,767
	(Semiconductors & Semiconductor Equipment)
254,000	Phison Electronics Corp.	2,089,053
	(Semiconductors & Semiconductor Equipment)
195,000	Radiant Opto-Electronics Corp.	636,033
	(Semiconductors & Semiconductor Equipment)
1,266,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,688,732
	(Semiconductors & Semiconductor Equipment)
898,340	Uni-President Enterprises Corp.	1,750,461
	(Consumer Staples)

		19,546,399

THAILAND—3.3%
190,700	Advanced Info. Service PCL	1,733,916
	(Telecommunication Services)
107,200	Bangkok Bank PCL	718,930
	(Banking)
1,253,460	Home Product Center PCL	464,768
	(Banking)
1,507,428	Sino Thai Engineering & Construction PCL	947,762
	(Industrials)

		3,865,376

RIGHTS

Units
CHINA (INCLUDING HONG KONG SAR)
108,500	First Pacific Co.	2,938
	(Diversified Financials)

	Total long-term investments (cost $101,131,076)	110,174,975

SHORT-TERM INVESTMENT—7.7%
MONEY MARKET FUND
8,867,759	JPMorgan Prime Money Market Fund/Premier (cost $8,867,759)	8,867,759

	Total Investments—103.0% (cost $109,998,835)(a)	119,042,734
	Liabilities in excess of other assets—(3.0)%	(3,460,167)

	Net Assets—100.0%	$115,582,567

The following abbreviation is used in the Portfolio descriptions:

REIT—	Real Estate Investment Trust
*	Non-income producing security.
(a)	The United States federal income tax basis of the Schedule of Investments was $110,144,351; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,898,383 (gross unrealized appreciation $13,420,535; gross unrealized depreciation $4,522,152). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong SAR)	$38,927,053	$—	$—
India	9,815,260	—	—
Indonesia	5,459,824	—	—
Malaysia	4,226,713	—	—
Philippines	2,385,125	—	—
Singapore	4,047,887	—	—
South Korea	20,718,930	—	—
Sri Lanka	1,179,470	—	—
Taiwan	19,546,399	—	—
Thailand	718,930	3,146,446	—
Rights	—	2,938	—
Money Market Fund	8,867,759	—	—

Total	$115,893,350	$3,149,384	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Semiconductors & Semiconductor Equipment	18.6%
Banking	17.9
Consumer Discretionary	16.4
Real Estate-Developers	8.3
Money Market Fund	7.7
Industrials	5.4
Diversified Financials	5.1
Technology Hardware & Equipment	5.1
Health Care	4.2
Software & Services	3.7
Telecommunication Services	3.2
Materials	2.2
Consumer Staples	1.5
Utilities	1.4
Real Estate Investment Trusts	1.3
Insurance	1.0

103.0
Liabilities in excess of other assets	(3.0)

Total	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to the Manager, Baring Asset Management (Asia) Limited, through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (such as futures contracts and rights offerings), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date August 27, 2013

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 27, 2013

*	Print the name and title of each signing officer under his or her signature.